Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET

NOTE 15 - FINANCE INCOME (EXPENSES), NET

Composition:

	For the year ended December 31,
	2024	2023	2022

Interest income on short-term deposits and other	$809	$1,770	$1,047
Bank fees and interest expenses	(9)	(13)	(12)
Changes in provision for royalties	-	94	37
Exchange rate differences	-	(188)	(25)
Changes in fair value of derivatives	-	56	(121)
Total financing income, net	$800	$1,719	$926